Equity - Summary of equity (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share capital and share premium
Share capital	€ 35	€ 37	€ 39	€ 39
Share premium	17,116	17,116	17,105	17,089
Total share capital and share premium	17,151	17,154	17,144
Revaluation reserve: Cash flow hedge	(2,058)	(3,055)	(153)
Revaluation reserves credit liability	31	70	(80)
Revaluation reserve: Property in own use	178	176	208
Net defined benefit asset/liability remeasurement reserve	(317)	(232)	(212)
Currency translation reserve	(2,527)	(2,395)	(3,483)
- Share of associates and joint ventures and other	3,047	3,603	3,416
Treasury shares	1,994	1,205	1,612	4
Other reserves	(2,767)	(2,192)	(540)
Retained earnings	40,299	41,538	35,462
Shareholders’ equity (parent)	54,684	56,500	52,066
Non-controlling interests	944	504	736
Total equity	55,628	57,004	52,802	€ 52,640
Equity securities
Share capital and share premium
Revaluation reserves: financial assets	1,152	1,187	1,282
Debt securities
Share capital and share premium
Revaluation reserves: financial assets	€ (280)	€ (341)	€ 96